SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details Textual) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Nov. 19, 2013	Dec. 23, 2014	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Realized and Unrealized Gain (Loss) on Trading Securities					$ 114	$ 909	$ 985
Impairment of available for sale marketable securities							$ 714
Sapiens [Member]
Impairment of available for sale marketable securities				$ 1,077,003
Sale of Stock, Percentage of Ownership before Transaction	56.80%	50.20%	50.20%	50.20%
Sale of Stock, Percentage of Ownership after Transaction	48.60%	49.10%	49.10%	49.10%